Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Basic and diluted earnings per share

The table below presents a reconciliation of numerators and denominators used in computing earnings per share. The Company has a stock plan and subscription warrants, as mentioned in Notes 9.c and 24, respectively.

	2022			2021			2020
	Continuing operations	Discontinued operations(i)	Total	Continuing operations	Discontinued operations(i)	Total	Continuing operations	Discontinued operations(i)	Total
Basic earnings per share
Net income for the year of the Company	1,498,981	301,858	1,800,839	785,199	65,264	850,463	612,750	280,633	893,383
Weighted average number of shares outstanding (in thousands)	1,091,990	1,091,990	1,091,990	1,090,500	1,090,500	1,090,500	1,089,414	1,089,414	1,089,414
Basic earnings per share - R$	1.3727	0.2764	1.6491	0.7200	0.0598	0.7799	0.5625	0.2576	0.8201
Diluted earnings per share
Net income for the year of the Company	1,498,981	301,858	1,800,839	785,199	65,264	850,463	612,750	280,633	893,383
Weighted average number of outstanding shares (in thousands), including dilution effects	1,098,692	1,098,692	1,098,692	1,096,962	1,096,962	1,096,962	1,095,842	1,095,842	1,095,842
Diluted earnings per share - R$	1.3643	0.2747	1.6391	0.7158	0.0595	0.7753	0.5592	0.2561	0.8152
Weighted average number of shares (in thousands)
Weighted average number of shares for basic earnings per share			1,091,990			1,090,500			1,089,414
Dilution effect
Subscription warrants			3,445			3,548			3,570
Stock plan			3,257			2,914			2,858
Weighted average number of shares for diluted earnings per share			1,098,692			1,096,962			1,095,842

(i) For further details, see Note 4.c.1
(ii) For further details, see Note 4.c.2